Subsequent Events (Details) - USD ($)	1 Months Ended	12 Months Ended
	Apr. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Feb. 29, 2016
Subsequent Events (Textual)
Shares of common stock in connection with cashless exercise of option		0	0
Expiring option to purchase shares of common stock		242,500	260,000
Former CEO [Member]
Subsequent Events (Textual)
Redemption of unissued common shares payment				$ 720,415
Subsequent Event [Member] | Consultant [Member]
Subsequent Events (Textual)
Shares of common stock in connection with cashless exercise of option	34,235
Expiring option to purchase shares of common stock	100,000